Vessels, Net	12 Months Ended
Dec. 31, 2016
VESSELS, NET [Abstract]
Vessels, Net
NOTE 6 - VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$ 1,358,348	$ (218,922)	$ 1,139,426
Additions	147,840	(57,217)	90,623

Balance December 31, 2015	$ 1,506,188	$ (276,139)	$ 1,230,049
Additions	15,341	(55,983)	(40,642)
Vessel impairment losses	(42,231)	15,030	(27,201)
Transfer to vessel held for sale (see Note 7)	(125,000)	—	(125,000)
Balance December 31, 2016	$ 1,354,298	$ (317,092)	$ 1,037,206

To date, for each of the vessels purchased from Navios Holdings, the vessel acquisition was effected through the acquisition of all of the capital stock of the vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels, including the vessel and a charter-out contract. Management accounted for each acquisition as an asset acquisition. At the transaction date, the purchase price approximated the fair value of the assets acquired, which was determined based on a combination of methodologies including discounted cash flow analyses and independent valuation analyses. The consideration paid, for each of these transactions, was allocated between the intangible assets (favorable lease term) and the vessel value.
Acquisition of vessels
2016
On December 30, 2016, Navios Partners acquired from an unrelated third party the Navios Beaufiks, a 2004-Japanese-built Capesize vessel of 180,310 dwt, for an acquisition cost of $15,341.
2015
On April 22, 2015, Navios Partners acquired from an unrelated third party the MSC Cristina, a 2011 South Korean-built Container vessel of 13,100 TEU, for an acquisition cost of $147,840, of which $14,802 relates to vessel deposits paid and transferred during the year.
2014
On October 28, 2014, Navios Partners acquired from an unrelated third party the YM Unity, a 2006-built Container vessel of 8,204 TEU, for an acquisition cost of $59,095.
On August 29, 2014, Navios Partners acquired from an unrelated third party the YM Utmost, a 2006-built Container vessel of 8,204 TEU, for an acquisition cost of $59,092.
On January 18, 2014, Navios Partners acquired from an unrelated third party the Navios Sun, a 2005-built Panamax vessel of 76,619 dwt, for an acquisition cost of $16,176, of which $1,583 was transferred from vessel deposits.
On January 7, 2014, Navios Partners acquired from an unrelated third party the Navios La Paix, a 2014-built Ultra-Handymax vessel of 61,485 dwt, for an acquisition cost of $28,478, of which $5,688 was transferred from vessel deposits.
Vessel impairment losses

On January 9, 2017, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the disposal of the Navios Apollon for a net sale price of $4,750. The vessel is subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of December 31, 2016. As of December 31, 2016, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $10,008 has been recognized under the line item “Vessel impairment losses” in the Consolidated Statements of Operations.